FAIR VALUE OPTION Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Realized and unrealized losses for digital assets	$ 1.1	$ 0.0	$ 3.3	$ 0.0